Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cost of sales [abstract]
Salaries and employee benefits	$ 22,314	$ 23,430
Raw materials and consumables	14,252	15,065
Utilities	3,902	4,113
Other costs	2,318	1,768
Changes in inventories	(2,748)	1,769
Cost of sales	$ 40,038	$ 46,145